PHILLIPS CAPITAL INVESTMENTS, INC.

                          ANNUAL REPORT TO SHAREHOLDERS
                      FOR THE YEAR ENDED December 31, 2000



                                    CONTENTS


Management Review of 2000............................................Page     2

Independent Auditors' Report.........................................         3

Statements of Assets and Liabilities.................................         4

Investment in Securities as of December 31, 2000.....................     5 - 7

Statements of Operations.............................................         8

Statements of Changes in Net Assets..................................         9

Notes to Financial Statements........................................   10 - 11

Supplementary Information -
    Selected Per-Share Data and Ratios...............................        12

                           MANAGEMENT REVIEW OF 2000

     After underperforming most growth mutual funds during 1999, value-oriented mutual funds generally outperformed other fund categories and the major market indices during 2000. For the year, the total return of the Dow Jones Industrial Average and the Standard and Poor's 500 Stock Index were -4.8 and -9.1, respectively. The technology stock heavy NasDaq Composite fell over 39%, and the average U.S. diversified stock mutual fund (as reported by Lipper Analytical Services) lost 1.6%. We are pleased to report that Phillips Capital Investments, Inc. (the "Fund") substantially outperformed all these indices with a 2000 total return of 16.9%.

     After experiencing a brief rally in January of 2001, the common stocks averages have turned lower during February. The speculative forces that propelled the equity markets higher in the late 1990's are now returning to more reasonable price levels. With this in mind, we believe your Fund is positioned to continue to show positive relative performance during 2001.

     The following pages contain the audited financial statements of the Fund for the year ended December 31, 2000. We welcome any questions you may have after your review of this information.


                         (HISTORICAL PERFORMANCE TABLE)

                         McCARTHY, ROSE & MILLS, L.L.P.
                          Certified Public Accountants
                        600 North Pearl Street, Suite 440
                            Dallas, Texas 75201-7465
Tel: (214) 969-0400                                           Fax (214) 855-0366


                          INDEPENDENT AUDITORS' REPORT


Shareholders and Board of Directors
Phillips Capital Investments, Inc.
Dallas, Texas


     We have audited the statements of assets and liabilities of Phillips Capital Investments, Inc., including the schedule of portfolio investments, as of December 31, 2000 and 1999, and the related statements of operations and changes in net assets for the years then ended, and selected per-share data and ratios for each of the five years in the period then ended. These financial statements and per-share data and ratios are the responsibility of management. Our responsibility is to express an opinion on these financial statements and per-share data and ratios based on our audits.

     We conducted our audits in accordance with standards established by the American Institute of Certified Public Accountants. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and per-share data and ratios are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2000 and 1999, by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and selected per-share data and ratios referred to above present fairly, in all material respects, the financial position of Phillips Capital Investments, Inc. as of December 31, 2000 and 1999, and the results of its operations and the changes in its net assets for the years then ended, and selected per-share data and ratios for each of the five years in the period then ended in conformity with generally accepted accounting principles.

                                        /s/ McCarthy, Rose & Mills, L.L.P.


January 24, 2001
Dallas, Texas

                                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                       STATEMENT OF ASSETS AND LIABILITIES

                                                                                        December 31,
                                                                            ----------------------------------
                                                                                   2000               1999
                                                                            ---------------    ---------------
Assets:
         Investments in securities, at value -
           amortized cost $1,603,868.34 in 2000 and
           $2,761,913.74 in 1999 - Note A                                   $   2,566,410.41   $   3,831,610.19
         Cash                                                                      70,737.09         157,908.33
         Receivables - Note A
           Interest                                                                12,131.95          18,344.69
           Dividends                                                                3,079.31           3,910.82
           Investment securities sold                                             139,592.62          72,576.66
         Deferred registration expenses - Note B                                      627.92             690.92
         Prepaid insurance                                                            269.25             269.26
                                                                            ----------------   ----------------
                           Total assets                                         2,792,848.55       4,085.310.87
                                                                            ================   ================


Liabilities
         Accrued accounting fees                                                    6,000.00           5,150.00
         Federal income tax payable                                                 1,225.00             200.00
         Miscellaneous accounts payable                                               265.44             176.93
                                                                            ----------------   ----------------
                           Total liabilities                                        7,490.44           5,526.93
                                                                            ----------------   ----------------


Net Assets:
         Net assets (equivalent to $13.25 and $13.90
          per share based on 210,249.018 and
          293,475.708 shares of capital stock
          outstanding at December 31, 2000 and
          1999, respectively) - Note C                                      $   2,785,358.11   $   4,079,783.94
                                                                            ================   ================


The accompanying notes are an integral part of these financial statements.

                                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                            INVESTMENTS IN SECURITIES
                                                DECEMBER 31, 2000

                                                                      Principal
                                                                      Amount or
COMMON STOCKS:  62.97%                                                  Shares                   Market Value
                                                                   -----------------            ----------------
Health Products and Services:  9.60%
         Tenet Health Care                                                    3,000                  133,312.50
         Universal Health Services "B"                                        1,200                  134,100.00
                                                                                                ---------------
                                                                                                     267,412.50
                                                                                                ---------------

Banking & Financial Services: 8.46%
         Greenpoint Financial                                                  1,500                  61,406.25
         Washington Mutual                                                     2,000                 106,125.00
         SLM Holdings                                                          1,000                  68,000.00
                                                                                                ---------------
                                                                                                     235,531.25
                                                                                                ---------------

Energy Sources & Related: 8.26%
         Phillips Petroleum                                                   1,400                   79,625.00
         Devon Energy                                                         1,100                   67,067.00
         USX Marathon Group                                                   3,000                   83,250.00
                                                                                                ---------------
                                                                                                     229,942.00
                                                                                                ---------------

Insurance: 7.42%
         Nationwide Financial                                                 2,000                   95,000.00
         RLI Corp.                                                            2,500                  111,718.75
                                                                                                ---------------
                                                                                                     206,718.75
                                                                                                ---------------

Consumer Products and Services: 5.55%
         CEC Enterprises                                                      4,000                  136,500.00
         Rock of Ages                                                         4,000                   18,000.00
                                                                                                ---------------
                                                                                                     154,500.00
                                                                                                ---------------

Electric Utilities: 5.50%
         Reliant Energy                                                        2,000                   86,625.00
         TXU Corp.                                                             1,500                   66,468.75
                                                                                                ----------------
                                                                                                      153,093.75
                                                                                                ----------------

Chemicals: 4.10%
         Akzo N.V. ADS                                                         1,000                   53,250.00
         Pharmecia                                                             1,000                   61,000.00
                                                                                                ----------------
                                                                                                      114,250.00
                                                                                                ----------------




                                                        5

                                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                      INVESTMENTS IN SECURITIES (CONTINUED)
                                                December 31, 2000


                                                                        Principal
                                                                        Amount or
Common Stocks (continued)                                                 Shares                   Market Value
                                                                   -----------------            ----------------

Shipping and Transportation: 3.81%
         Sea Containers, Ltd. "A"                                             4,000                   87,000.00
         Transport Corp. of America                                           2,500                   10,937.50
         Rush Enterprises                                                     2,300                    8,050.00
                                                                                                ---------------
                                                                                                     105,987.50
                                                                                                ---------------

Communications/Entertainment: 2.80%
         AT & T                                                               1,500             $     25,875.00
         Time Warner                                                          1,000                   52,240.00
                                                                                                ---------------
                                                                                                      78,115.00
                                                                                                ---------------

Merchandising: 2.47%
         Claire's Stores                                                       2,500                  44,843.75
         Kmart                                                                 4,500                  23,906.25
                                                                                                ---------------
                                                                                                      68,750.00
                                                                                                ---------------

Investment Co./Foreign Securities: 1.97%
         First Australian Fund                                                2,500                   14,531.25
         Kemper International Resource Fund                                   2,886.749               19,341.22
         New Germany Fund, Inc                                                2,381.092               21,132.19
                                                                                                ---------------
                                                                                                      55,004.66
                                                                                                ---------------

Multi-Industries: 1.51%
         Norsk Hydro                                                           1,000                  42,062.50
                                                                                                ---------------

Forest Products: 0.99%
         Abitibi Consolidated                                                  3,000                  27,562.50
                                                                                                ---------------

Metals/Mining: 0.53%
         IMCO Recycling, Inc.                                                  2,800                  14,875.00
                                                                                                ---------------
          TOTAL COMMON STOCKS (Cost $773,214.21)                                                $  1,753,805.41
                                                                                                ---------------

PREFERRED STOCKS: 2.80%
         ConAgra Capital LC Prf'd                                              3,000                  51,300.00
         Texaco Capital Prf'd "B"                                              1,500                  26,625.00
                                                                                                ---------------
          TOTAL PREFERRED STOCKS (Cost $96,000.00)                                                    77,925.00
                                                                                                ---------------


                                                        6

                                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                      INVESTMENTS IN SECURITIES (CONTINUED)
                                                DECEMBER 31, 2000

                                                                        Principal
                                                                        Amount or
                                                                         Shares                   Market Value
                                                                     ----------------           ----------------

SHORT-TERM TIME DEPOSITS: 8.98%
         Bank Oklahoma 6.75% due 1/12/01                                                        $      60,000.00
         Rocky Mnt Bk Billings, MT CD 7% due 3/01/01                                                   95,000.00
         1st INTL Bank Harford 6.5% due 3/06/01                                                        95,000.00
                                                                                                ----------------

                  TOTAL SHORT-TERM TIME DEPOSITS                                                      250,000.00
                   (Cost $250,000.00)                                                           ----------------

OTHER SHORT-TERM SECURITIES: 17.40%
         GMAC Commercial Paper due 1/16/01                              $ 125,000.00                  123,602.85
         GE Commercial Paper due 3/15/01                                  100,000.00                   97,866.67
         Institutional Liquid Assets-Treasury                             113,491.73                  113,491.73
         U.S. T-Notes 5% of 2/28/01                                       149,718.75                  149,718.75
                                                                                                ----------------

                  TOTAL OTHER SHORT-TERM SECURITIES                                                   484,680.00
                    (Cost $484,654.13)                                                          ----------------

                  TOTAL INVESTMENTS IN SECURITIES:                                                  2,566,410.41
                    (Cost $1,603,868.34)                                                        ----------------


                  TOTAL OTHER ASSETS (NET OF LIABILITIES): 7.86%                                      218,947.70
                                                                                                ----------------


                  NET ASSETS:  100.00%                                                             $2,785,358.11
                                                                                                ================



The accompanying notes are an integral part of these financial statements.

                                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                             STATEMENT OF OPERATIONS

                                                                               Year Ended December 31,
                                                                     -------------------------------------------
                                                                            2000                        1999
                                                                     ----------------            ----------------
Investment Income
         Income - Note A
                  Interest                                           $     47,822.22             $     84,991.42
                  Dividends                                                38,708.77                   45,145.15
                                                                     ----------------            ----------------
                                    Total income                           86,530.99                  130,136.57
                                                                     ----------------            ----------------

Expenses
         Investment advisory fees - Note E                                 25,085.72                   39,049.74
         Accounting fees                                                    6,300.00                    5,800.00
         Registration fees and expenses                                        63.00                      706.70
         License Fees                                                         460.00                         --
         Directors' fees                                                    1,500.00                    1,500.00
         Insurance                                                            936.00                      983.48
         Postage and delivery                                                 219.16                      497.68
         Printing                                                                --                        25.43
         Professional fees                                                  1,390.50                    2,430.50
         Other                                                                346.01                      (72.59)
         Federal income tax                                                 1,350.00                      200.00
                                                                     ----------------            ----------------

                                    Total expense                          37,650.39                   51,120.94
                                                                     ----------------            ----------------

                                    Investment income - net                48,880.60                   79,015.63
                                                                     ----------------            ----------------

Realized and Unrealized Gain on
                  Investments - Note D
         Net realized gain on investments                                 468,076.33                  159,270.62
                                                                     ----------------            ----------------
         Change in unrealized appreciation
                  of investments for the period                          (107,154.38)                (255,500.91)
                                                                     ----------------            ----------------

                           Net gain (loss) on investments                 360,921.95                  (96,230.29)
                                                                     ----------------            ----------------

                           Net increase (decrease) in net
                             assets resulting from operations        $    409,802.55             $    (17,214.66)
                                                                     ================            ================



The accompanying notes are an integral part of these financial statements.

                                       PHILLIPS CAPITAL INVESTMENTS, INC.
                                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               Year Ended December 31,
                                                                     -------------------------------------------
                                                                            2000                        1999
                                                                     ----------------            ----------------
Increase in Net Assets from Operations
         Investment income - net                                     $     48,880.60             $     79,015.63
         Net realized gain on investment                                  468,076.33                  159,270.62
         Change in unrealized appreciation                               (107,154.38)                (255,500.91)
                                                                     ----------------            ----------------

                  Net increase (decrease) in net assets
                           resulting from operations                      409,802.55                 (17,214.66)
                                                                     ----------------            ----------------

Dividends Paid to Shareholders - Note F
         Investment income                                                (49,750.33)                 (79,193.18)
         Net realized capital gains                                      (464,908.29)                (158,386.35)
                                                                     ----------------            ----------------

                  Total dividends paid to shareholders                   (514,658.62)                (237,579,53)
                                                                     ----------------            ----------------

Capital Share Transactions                                             (1,189,569.76)              (1,067,728.26)
                                                                     ----------------            ----------------

         Net increase (decrease)                                       (1,294,425.83)              (1,322,522.45)

Net Assets
         Beginning of period (including undistributed
                  investment income of $6,106.38)                       4,079,783.94                5,402,306.39
                                                                     ----------------            ----------------

         End of period (including undistributed
                  investment income of $5,236.65)                    $  2,785,358.11             $  4,079,783.94
                                                                     ================            ================


The accompanying notes are an integral part of these financial statements.


                       PHILLIPS CAPITAL INVESTMENTS, INC.
                          NOTES TO FINANCIAL STATEMENTS
                                DECEMBER 31, 2000

Note A - Summary of Significant Accounting Policies

     The Company is operated as a diversified, open-end management investment company.

     Security valuation: Investments in securities listed on the New York Stock Exchange, American Stock Exchange or other security exchanges, and securities traded in the Over-The-Counter market are valued at their closing sales price. If no sale has been reported for that day, the last published sale or the last recorded bid price, whichever is the more recent, is used, unless in the opinion of the Board of Directors the value thus obtained may not fairly indicate the actual market value, in which case these securities, and any other assets for which market quotations are not readily available, are valued at fair value as determined by the management and approved in good faith by the Board of Directors.

     Federal income taxes: For tax years beginning after December 31, 1987, it is the Company's intention to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its capital gains and investment income to its shareholders. Therefore, provision has been made for Federal income taxes only on the undistributed income which is immaterial.

     Other: The Company follows industry practice and records security transactions on the trade date. Dividend income is recognized on the ex-dividend date, and interest is accrued on all debt securities on a daily basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities.


Note B - Registration Expenses

     Registration expenses will be amortized as new shares are issued.


Note C - Capital Share Transactions

     As of December 31, 2000 and 1999 there were 10,000,000 shares of $1.00 par value capital stock authorized. Capital paid-in aggregated $1,600,715.30 and $2,707,058.36 at December 31, 2000 and 1999, respectively.

     Transactions in capital stock for the period were as follows:

                                                      Shares                               Amount
                                         ----------------------------------   ----------------------------------
                                              2000               1999              2000               1999
                                         ---------------    ---------------   ----------------   ----------------
Shares sold                                   4,898.911         16,457.782    $     63,000.00    $    246,701.54
Shares issued in reinvestment
         of dividends                        38,969.140         16,870.603         514,658.62         233,489.18
                                         ---------------    ---------------   ----------------   ----------------
                                             43,595.051         33,328.385         577,658.62         480,190.72

Shares redeemed                            (126,821.741)      (103,318.204)     (1,767,228.38)     (1,547,918.98)
                                         ---------------    ---------------   ----------------   ----------------

Net increase (decrease)                     (83,226.690)       (69,989.819)   $ (1,189,569.76)   $ (1,067,728.26)
                                         ===============    ===============   ================   ================

                       PHILLIPS CAPITAL INVESTMENTS, INC.
                      INVESTMENTS IN SECURITIES (CONTINUED)
                                DECEMBER 31, 2000

Note D - Investment Transactions

     Purchases of common stocks during the year were $198,032.44 in 2000 and $290,409.42 in 1999; sales were $582,625.21 and $644,147.11 in 2000 and 1999, respectively. Purchases of U.S. Government obligations were $149,047.50 in 2000 and $954,231.98 in 1999, and $550,000.00 and $1,700,000.00 were sold/matured
2000 and 1999, respectively.

     As of December 31, 2000 and 1999, the unrealized appreciation of securities was $962,542.06 and $1,069,696.45, respectively; accumulated undistributed net realized gains on investment transactions totaled $6,615.08 and $3,447.04 at December 31, 2000 and 1999, respectively.


Note E - Investment Advisory Fees

     The Company pays advisory fees for investment management and advisory services under a management agreement (Agreement) that provides for fees to be computed monthly at an annual rate of 0.9 percent of the Company's average daily net assets up to $30,000,000, 0.75 percent of assets from $30,000,000 to $60,000,000 and 0.6 percent for those assets in excess of $60,000,000. The Agreement provides for an expense reimbursement from the investment advisor if the Company's total expenses exceed 2.0 percent of the Company's average daily net assets for any year.


Note F - Distributions to Shareholders

     On December 21, 2000, a distribution of $2.71 per share, aggregating $464,908.29, was declared from net realized gains from investment transactions and a dividend of $0.29 per share, aggregating $49,750.33 was declared from net investment income. The distribution and dividend were paid on December 29, 2000 to shareholders of record on December 28, 2000.

     On December 16, 1999, a distribution of $0.58 per share, aggregating $158,386.35, was declared from net realized gains from investment transactions and a dividend of $0.29 per share, aggregating $79,193.18 was declared from net investment income. The distribution and dividend were paid on December 30, 1999 to shareholders of record on December 29, 1999.

                                    PHILLIPS CAPITAL INVESTMENTS, INC.
                     SUPPLEMENTARY INFORMATION - SELECTED PER-SHARE DATA AND RATIOS*

                                                                    Year Ended December 31,
                                            -------------------------------------------------------------------
                                               2000          1999           1998          1997          1996
                                            ----------     ---------     ----------    ----------    ----------
Per-Share Data:
         Investment income                      $0.51         $0.48          $0.52         $0.53         $0.48
         Expenses                                0.22          0.19           0.18          0.19          0.18
                                            ----------     ---------     ----------    ----------    ----------

           Investment income - net               0.29          0.29           0.34          0.34          0.30

         Distributions from net
           investment income                    (0.29)        (0.29)         (0.34)        (0.33)        (0.29)

         Net realized and unrealized
           gain (loss) on securities             2.06         (0.38)          0.21          2.28          1.07

         Distributions from net
           realized long-term gains
           on securities                        (2.71)        (0.58)         (0.41)        (0.97)        (1.99)
                                            ----------     ---------     ----------    ----------    ----------

         Net increase (decrease) in net
           asset value                          (0.65)        (0.96)         (0.20)         1.32         (0.91)

         Net asset value:
           Beginning of year                    13.90         14.86          15.06         13.74         14.65
                                            ----------     ---------     ----------    ----------    ----------

           End of year                         $13.25        $13.90         $14.86        $15.06        $13.74
                                            ==========     =========     ==========    ==========    ==========

Ratios (Annualized)
  Ratio of expenses to average
    net assets                                   1.33%         1.17%          1.18%         1.19%         1.20%
  Ratio of net investment income
    to average net assets                        1.73%         1.81%          2.17%         2.10%         1.96%
  Portfolio turnover rate                       10.08%        11.48%         15.97%         5.71%        19.08%

Shares Outstanding at End of Year         210,249.018   293,475.708    363,465.526    339,582.628   355,399.640





* Selected data for a share of capital stock outstanding throughout the year.